Earnings/ (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings/ (Loss) per share [Abstract]
Schedule of Earnigns per share
	For the years ended December 31,
	2011			2012			2013
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/(loss)	$ 95,298	-	-	$ (132,336)	-	-	$ 63,323	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			-			(102)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ 95,298	131,696,928	$ 0.72	$ (132,336)	131,696,935	$ (1.00)	$ 63,221	131,727,504	$ 0.48